                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alltel Corp.                   COM              020039103     8279   171700 SH       SOLE                                     171700
Altria Group, Inc.             COM              718154107      277     6100 SH       SOLE                                       6100
BP Plc ADR                     COM              055622104      267     6352 SH       SOLE                                       6352
Bank of America Corp.          COM              060505104     8650   109449 SH       SOLE                                     109449
Barnes & Noble                 COM              067774109     3063   132900 SH       SOLE                                     132900
Berkshire Hathaway Cl A        COM              084670991      290       40 SH       SOLE                                         40
Bristol Myers                  COM              110122108      251     9235 SH       SOLE                                       9235
CBRL Group                     COM              12489V106     9131   235025 SH       SOLE                                     235025
Chesapeake Corp                COM              165159104     3722   170325 SH       SOLE                                     170325
ChevronTexaco Corp.            COM              166764100      238     3298 SH       SOLE                                       3298
ConocoPhillips                 COM              20825C104     7819   142676 SH       SOLE                                     142676
DuPont                         COM              263534109      286     6876 SH       SOLE                                       6876
Eastman Chem. Co               COM              277432100     1736    54800 SH       SOLE                                      54800
Electronic Data Systems        COM              285661104     6982   325500 SH       SOLE                                     325500
Emerson Electric               COM              291011104     7598   148693 SH       SOLE                                     148693
Exxon Mobil Corporation        COM              30231G102     1509    42027 SH       SOLE                                      42027
Federal Home Loan Mtg. Corp.   COM              313400301      300     5900 SH       SOLE                                       5900
Gabelli Convertible Securities COM              36240B109      309    29834 SH       SOLE                                      29834
General Electric               COM              369604103      960    33460 SH       SOLE                                      33460
Hillenbrand Industries, Inc.   COM              431573104      409     8100 SH       SOLE                                       8100
IBM Corporation                COM              459200101      577     7000 SH       SOLE                                       7000
IShares S&P SmallCap 600       COM              464287879      411     5040 SH       SOLE                                       5040
Int'l Flavors & Fragrances     COM              459506101    10608   332213 SH       SOLE                                     332213
International Paper            COM              460146103     6826   191046 SH       SOLE                                     191046
Intl Precious Metals           COM              459960100        0    15000 SH       SOLE                                      15000
Jefferson-Pilot                COM              475070108      779    18800 SH       SOLE                                      18800
Merck & Company                COM              589331107     2890    47733 SH       SOLE                                      47733
MetLife                        COM              59156R108     7955   280900 SH       SOLE                                     280900
Neiman Marcus Cl A             COM              640204202     7640   208750 SH       SOLE                                     208750
Nordstrom, Inc.                COM              655664100     7325   375275 SH       SOLE                                     375275
Pfizer, Inc.                   COM              717081103      852    24940 SH       SOLE                                      24940
Pharmaceutical Holders Trust   COM              71712A206      542     6700 SH       SOLE                                       6700
Republic Services, Inc.        COM              760759100     8922   393550 SH       SOLE                                     393550
S&P Utility Holders Trust      COM                             841    38000 SH       SOLE                                      38000
Sony Corporation               COM              835699307     3104   110850 SH       SOLE                                     110850
Union Pacific                  COM              907818108     4609    79443 SH       SOLE                                      79443
W.W. Grainger Inc.             COM              384802104     7379   157800 SH       SOLE                                     157800
Wachovia Corp.                 COM              929903102     9375   234603 SH       SOLE                                     234603